Accrued Expenses (Tables)	6 Months Ended
Jun. 30, 2016
Accrued Expenses [Abstract]
Schedule of Accrued Expenses

	June 30, 2016	December 31, 2015
Accrued voyage expenses	$595	$485
Accrued loan interest	9,013	9,026
Accrued legal and professional fees	3,603	291
Total accrued expenses	$13,211	$9,802